Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity File Number	001-42180
Registrant Name	ARDENT HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	61-1764793
Entity Address, Address Line One	340 Seven Springs Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	296-3000
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ARDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001756655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false